BUSINESS COMBINATION - Fair value of identifiable intangible assets and their estimated useful lives (Details) - USD ($) $ in Thousands				12 Months Ended
	Sep. 03, 2020	Feb. 06, 2020	Dec. 20, 2019	Dec. 31, 2021
Trade name
Business Acquisition [Line Items]
Amortization period			0 years	20 years
Acquired technology
Business Acquisition [Line Items]
Amortization period				10 years
Supplier relationships
Business Acquisition [Line Items]
Amortization period				15 years
Rocketrip
Business Acquisition [Line Items]
Total acquired intangibles	$ 4,162
Rocketrip | Customer relationships
Business Acquisition [Line Items]
Total acquired intangibles	$ 1,825
Amortization period	5 years
Rocketrip | Trade name
Business Acquisition [Line Items]
Total acquired intangibles	$ 1,551
Amortization period	0 years
Rocketrip | Developed technology
Business Acquisition [Line Items]
Total acquired intangibles	$ 786
Amortization period	5 years
Cosmopolitan Travel Services, Inc
Business Acquisition [Line Items]
Total acquired intangibles		$ 51,621
Cosmopolitan Travel Services, Inc | Customer relationships
Business Acquisition [Line Items]
Total acquired intangibles		$ 43,083
Amortization period		10 years
Cosmopolitan Travel Services, Inc | Trade name
Business Acquisition [Line Items]
Total acquired intangibles		$ 4,977
Amortization period		0 years
Cosmopolitan Travel Services, Inc | Developed technology
Business Acquisition [Line Items]
Total acquired intangibles		$ 3,561
Amortization period		10 years
LBF Travel Holdings LLC
Business Acquisition [Line Items]
Total acquired intangibles			$ 14,140
LBF Travel Holdings LLC | Trade name
Business Acquisition [Line Items]
Total acquired intangibles			5,500
LBF Travel Holdings LLC | Supplier relationships
Business Acquisition [Line Items]
Total acquired intangibles			$ 5,767
Amortization period			15 years
LBF Travel Holdings LLC | Developed technology
Business Acquisition [Line Items]
Total acquired intangibles			$ 2,873
Amortization period			10 years